Other notes - Related parties, schedule of compensation and personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key Management Personnel Compensation [Abstract]
Wages & salaries	€ 5,886	€ 5,458	€ 4,253
Social security costs	140	128	114
Pension expenses	498	443	357
Other personnel expenses	757	782	421
Share based payments	6,173	2,714	907
Total	€ 13,454	€ 9,525	€ 6,052